Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 3.1%
25,762		AGL Energy Ltd.	$ 288,627	0.2
165,390		Aurizon Holdings Ltd.	524,673	0.3
14,780		Australia & New Zealand Banking Group Ltd.	175,905	0.1
39,088		BHP Group Ltd.	919,971	0.5
68,216		Coca-Cola Amatil Ltd.	398,925	0.2
47,353		Crown Resorts Ltd.	303,411	0.2
3,304		Macquarie Group Ltd.	243,011	0.1
32,588		Newcrest Mining Ltd.	660,330	0.4
23,473		Rio Tinto Ltd.	1,466,107	0.8
12,710		Sonic Healthcare Ltd.	238,930	0.1
79,577		Sydney Airport	311,347	0.2
			5,531,237	3.1

		Belgium: 0.7%
6,305		Colruyt S.A.	380,561	0.2
7,806		UCB S.A.	781,265	0.5
			1,161,826	0.7

		Canada: 4.3%
11,950		Bank of Nova Scotia	478,833	0.3
24,489		BCE, Inc.	1,017,907	0.6
14,589		Canadian Imperial Bank of Commerce - XTSE	935,514	0.5
24,538		CI Financial Corp.	290,852	0.2
397		Constellation Software, Inc./Canada	451,289	0.2
9,070		Empire Co. Ltd.	205,267	0.1
5,203		Kirkland Lake Gold Ltd.	200,471	0.1
19,984		National Bank Of Canada	870,277	0.5
15,987		Open Text Corp.	664,166	0.4
5,865		Rogers Communications, Inc.	245,786	0.1
59,706		TELUS Corp.	1,034,670	0.6
13,262		Waste Connections, Inc.	1,247,158	0.7
			7,642,190	4.3

		China: 0.3%
192,000		BOC Hong Kong Holdings Ltd.	540,790	0.3

		Denmark: 1.6%
4,975		Carlsberg A/S	644,827	0.4
2,016		Coloplast A/S	340,977	0.2
27,897		Novo Nordisk A/S	1,827,384	1.0
			2,813,188	1.6

		Finland: 0.8%
12,718		Orion Oyj	680,713	0.4
20,303	(1)	Sampo OYJ	729,497	0.4
			1,410,210	0.8

		France: 1.3%
2,563		Danone	176,336	0.1
12,164		Edenred	508,995	0.3
3,250	(1)	Eiffage SA	296,677	0.2
20,767		Eutelsat Communications	207,922	0.1
25,774	(1)	Getlink SE	372,722	0.2
65,492		Orange SA	787,638	0.4
			2,350,290	1.3

		Germany: 1.0%
1,843		Allianz SE	334,018	0.2
437		Beiersdorf AG	45,902	0.0
30,019	(1)	Deutsche Post AG	940,142	0.6
128,120		Telefonica Deutschland Holding AG	390,727	0.2
			1,710,789	1.0

		Guernsey: 0.8%
21,973		Amdocs Ltd.	1,368,039	0.8

		Hong Kong: 1.4%
122,000		CK Hutchison Holdings Ltd.	751,139	0.4
53,000		CLP Holdings Ltd.	520,234	0.3
244,000		HKT Trust / HKT Ltd.	347,114	0.2
4,800		Jardine Matheson Holdings Ltd.	193,024	0.1
103,500		Power Assets Holdings Ltd.	579,560	0.4
			2,391,071	1.4

		Ireland: 1.1%
19,888		Medtronic PLC	1,960,559	1.1

		Israel: 0.2%
82,346		Bank Leumi Le-Israel BM	437,376	0.2

		Italy: 0.7%
30,998		Enel S.p.A.	239,668	0.1
213,497		Snam SpA	1,000,097	0.6
			1,239,765	0.7

		Japan: 8.7%
44,300		Canon, Inc.	909,682	0.5
4,200		Central Japan Railway Co.	719,804	0.4
4,000		East Japan Railway Co.	314,171	0.2
23,900		Fuji Film Holdings Corp.	1,096,211	0.6
900		Hikari Tsushin, Inc.	197,391	0.1
13,700		Hitachi Ltd.	442,499	0.3
4,200		Hoya Corp.	395,193	0.2
23,506		Japan Airlines Co. Ltd.	461,581	0.3
13,800		Kamigumi Co., Ltd.	270,460	0.2
9,000		Konami Holdings Corp.	316,198	0.2
4,200		Kyocera Corp.	227,512	0.1
6,200		Kyushu Railway Co.	176,190	0.1
4,100		Lawson, Inc.	227,451	0.1
33,900		LIXIL Group Corp.	473,589	0.3
9,916		Medipal Holdings Corp.	196,440	0.1
5,600		MEIJI Holdings Co., Ltd.	422,871	0.2
10,629		Mitsubishi Corp.	248,413	0.2
5,400		Mitsubishi Heavy Industries Ltd.	140,171	0.1
30,800		MS&AD Insurance Group Holdings, Inc.	907,210	0.5
32,400		Nippon Telegraph & Telephone Corp.	737,462	0.4
7,800		NTT DoCoMo, Inc.	214,373	0.1
52,900		ORIX Corp.	700,051	0.4

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
7,700		Sankyo Co., Ltd.	$ 198,620	0.1
2,500		Secom Co., Ltd.	216,997	0.1
56,100		Sekisui House Ltd.	1,070,901	0.6
17,400		Softbank Corp.	220,943	0.1
73,606		Sumitomo Corp.	886,886	0.5
15,700		Sumitomo Mitsui Financial Group, Inc.	455,651	0.3
24,400		Sundrug Co., Ltd.	821,920	0.5
5,200		Suzuken Co., Ltd.	189,183	0.1
7,100		Trend Micro, Inc.	390,800	0.2
230		United Urban Investment Corp.	243,511	0.1
12,100		West Japan Railway Co.	783,325	0.5
			15,273,660	8.7

		Netherlands: 1.8%
55,739	(2)	ABN AMRO Bank NV	443,500	0.3
54,939		ING Groep NV	357,192	0.2
27,915		Koninklijke Ahold Delhaize NV	707,755	0.4
104,195		Koninklijke KPN NV	254,691	0.1
12,817		Royal Dutch Shell PLC - Class A	202,867	0.1
25,051		Unilever NV	1,294,584	0.7
			3,260,589	1.8

		New Zealand: 0.1%
82,231		Spark New Zealand Ltd.	226,050	0.1

		Norway: 0.2%
38,189		Orkla ASA	343,004	0.2

		Singapore: 0.6%
219,900		ComfortDelgro Corp., Ltd.	224,664	0.1
389,100		Genting Singapore Ltd.	216,814	0.1
63,700		SATS Ltd.	120,270	0.1
71,300		Singapore Exchange Ltd.	418,896	0.3
			980,644	0.6

		Spain: 1.6%
3,431	(1),(2)	Aena SME SA	488,260	0.3
2,259		Amadeus IT Group SA	118,127	0.1
27,521		Enagas	620,316	0.3
39,228		Ferrovial SA - FERE	1,069,034	0.6
16,907		Red Electrica Corp. SA	297,701	0.2
38,158	(1)	Telefonica S.A.	178,682	0.1
			2,772,120	1.6

		Sweden: 0.3%
4,286		Swedish Match AB	299,133	0.2
23,133		Telefonaktiebolaget LM Ericsson	211,837	0.1
			510,970	0.3

		Switzerland: 3.2%
5,467		LafargeHolcim Ltd.-CHF	227,950	0.2
16,718		Nestle SA	1,815,191	1.0
6,713		Roche Holding AG	2,330,228	1.3
3,929		Zurich Insurance Group AG	1,271,432	0.7
			5,644,801	3.2

		United Kingdom: 3.6%
74,555	(2)	Auto Trader Group PLC	518,217	0.3
110,022		Aviva PLC	339,365	0.2
250,632		BT Group PLC	360,839	0.2
37,040		Compass Group PLC	542,982	0.3
138,084		Direct Line Insurance Group PLC	452,315	0.3
80,489		Evraz PLC	282,024	0.2
72,670		GlaxoSmithKline PLC	1,505,188	0.8
31,217		Persimmon PLC	890,429	0.5
109,561		Royal Bank of Scotland Group PLC	149,865	0.1
62,519		Sage Group PLC/The	536,109	0.3
19,457		Smith & Nephew PLC	396,951	0.2
264,138		Vodafone Group PLC	434,373	0.2
			6,408,657	3.6

		United States: 62.0%
21,847		AbbVie, Inc.	2,024,561	1.2
3,055		Accenture PLC	615,949	0.4
24,816		Aflac, Inc.	905,040	0.5
6,651		Air Products & Chemicals, Inc.	1,607,214	0.9
5,081		Allison Transmission Holdings, Inc.	191,655	0.1
7,598		Allstate Corp.	743,160	0.4
30,925		Altria Group, Inc.	1,207,621	0.7
11,624		Ameren Corp.	868,662	0.5
5,659		American Water Works Co., Inc.	718,693	0.4
8,106		Amgen, Inc.	1,861,948	1.1
1,231		Anthem, Inc.	362,049	0.2
34,077		Apple Hospitality REIT, Inc.	347,926	0.2
59,376		AT&T, Inc.	1,832,343	1.0
7,253		Avnet, Inc.	197,572	0.1
23,052		Bank of America Corp.	556,014	0.3
15,352		Booz Allen Hamilton Holding Corp.	1,224,476	0.7
29,619		Bristol-Myers Squibb Co.	1,768,847	1.0
8,942		Broadridge Financial Solutions, Inc. ADR	1,082,876	0.6
2,064		Camden Property Trust	189,000	0.1
1,390		Carlisle Cos., Inc.	166,605	0.1
9,447		CDK Global, Inc.	371,362	0.2
2,635		CDW Corp.	292,248	0.2
1,255		Chemed Corp.	600,530	0.3
15,878		Chevron Corp.	1,456,013	0.8
16,841		Cinemark Holdings, Inc.	253,120	0.1
42,187		Cisco Systems, Inc.	2,017,382	1.1
2,996		Citigroup, Inc.	143,538	0.1
8,917		Citrix Systems, Inc.	1,320,786	0.8
17,603		CMS Energy Corp.	1,031,184	0.6
4,783		Cognizant Technology Solutions Corp.	253,499	0.1
3,049		Colgate-Palmolive Co.	220,534	0.1
3,704		Columbia Sportswear Co.	270,614	0.2
3,651		Comcast Corp. – Class A	144,580	0.1
9,632		Comerica, Inc.	350,123	0.2
22,962		CoreCivic, Inc.	276,233	0.2
10,308		Corporate Office Properties Trust SBI MD	257,391	0.2
3,479		CSX Corp.	249,027	0.1
15,066		Dolby Laboratories, Inc.	914,958	0.5

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,487	DTE Energy Co.	$ 697,807	0.4
7,544	Eaton Corp. PLC	640,486	0.4
3,331	Encompass Health Corp.	243,996	0.1
1,267	Everest Re Group Ltd.	251,385	0.1
15,340	Evergy, Inc.	946,325	0.5
6,024	Exelon Corp.	230,779	0.1
8,883	Expedia Group, Inc.	706,021	0.4
59,235	Extended Stay America, Inc.	681,202	0.4
2,332	Federal Realty Investment Trust	186,350	0.1
8,204	Fidelity National Financial, Inc.	261,708	0.2
16,896	Flir Systems, Inc.	780,595	0.4
13,273	Flowers Foods, Inc.	313,110	0.2
21,556	Gaming and Leisure Properties, Inc.	744,544	0.4
23,218	General Mills, Inc.	1,463,663	0.8
8,469	General Motors Co.	219,178	0.1
27,705	Geo Group, Inc./The	331,906	0.2
5,032	Gilead Sciences, Inc.	391,641	0.2
5,992	Hanover Insurance Group, Inc.	601,297	0.3
19,528	Hartford Financial Services Group, Inc.	747,727	0.4
2,701	HCA Healthcare, Inc.	288,737	0.2
8,545	Hershey Co.	1,159,386	0.7
9,849	Honeywell International, Inc.	1,436,477	0.8
410	Humana, Inc.	168,366	0.1
32,685	Intel Corp.	2,056,867	1.2
12,029	International Business Machines Corp.	1,502,422	0.9
6,368	Intuit, Inc.	1,848,758	1.1
23,297	Jabil, Inc.	697,046	0.4
7,042	Jack Henry & Associates, Inc.	1,273,616	0.7
20,369	Johnson & Johnson	3,029,889	1.7
14,021	JPMorgan Chase & Co.	1,364,384	0.8
36,939	Juniper Networks, Inc.	896,140	0.5
2,267	Kansas City Southern	341,229	0.2
7,888	Kimberly-Clark Corp.	1,115,679	0.6
10,838	Kohl's Corp.	208,306	0.1
4,028	Lamar Advertising Co.	267,056	0.2
13,124	Leidos Holdings, Inc.	1,381,826	0.8
4,021	Life Storage, Inc.	391,967	0.2
2,424	Lockheed Martin Corp.	941,579	0.5
19,023	Maxim Integrated Products	1,097,247	0.6
18,653	MAXIMUS, Inc.	1,343,389	0.8
6,607	McDonald's Corp.	1,231,016	0.7
26,639	Merck & Co., Inc.	2,150,300	1.2
17,880	MGIC Investment Corp.	146,795	0.1
39,830	Microsoft Corp.	7,298,847	4.1
2,290	Motorola Solutions, Inc.	309,906	0.2
20,986	National Instruments Corp.	812,578	0.5
10,483	OGE Energy Corp.	328,328	0.2
37,975	Old Republic International Corp.	592,030	0.3
13,289	Omnicom Group	728,104	0.4
32,557	Oracle Corp.	1,750,590	1.0
11,324	Outfront Media, Inc.	158,989	0.1
14,713	Paychex, Inc.	1,063,456	0.6
14,528	PepsiCo, Inc.	1,911,158	1.1
60,300	Pfizer, Inc.	2,302,857	1.3
17,730	Philip Morris International, Inc.	1,300,673	0.7
11,624	Phillips 66	909,694	0.5
4,514	Pinnacle West Capital Corp.	351,641	0.2
9,338	Popular, Inc.	368,758	0.2
17,624	Procter & Gamble Co.	2,042,974	1.2
3,402	Public Storage, Inc.	689,721	0.4
6,124	Qualcomm, Inc.	495,309	0.3
12,029	Quest Diagnostics, Inc.	1,422,790	0.8
4,208	Reliance Steel & Aluminum Co.	408,176	0.2
16,295	Republic Services, Inc.	1,392,571	0.8
33,384	Retail Properties of America, Inc.	180,941	0.1
610	Roper Technologies, Inc.	240,218	0.1
23,161	Santander Consumer USA Holdings, Inc.	382,851	0.2
28,361	Service Corp. International	1,118,274	0.6
19,427	Silgan Holdings, Inc.	649,639	0.4
5,814	Simon Property Group, Inc.	335,468	0.2
9,562	Sonoco Products Co.	495,407	0.3
11,776	Southern Co.	672,056	0.4
18,143	Switch, Inc.	346,713	0.2
9,532	Synchrony Financial	194,167	0.1
6,860	Target Corp.	839,184	0.5
12,924	Texas Instruments, Inc.	1,534,596	0.9
12,512	Tyson Foods, Inc.	768,737	0.4
85,113	Valvoline, Inc.	1,561,824	0.9
16,795	Verizon Communications, Inc.	963,697	0.6
12,237	Waste Management, Inc.	1,306,300	0.7
32,863	Wells Fargo & Co.	869,884	0.5
43,008	Western Union Co.	861,020	0.5
46,154	Williams Cos., Inc.	942,926	0.5
15,892	Xerox Holdings Corp.	252,365	0.1
11,193	Yum! Brands, Inc.	1,004,348	0.6
5,408	Zions Bancorp NA	177,950	0.1
9,841	Zoetis, Inc.	1,371,737	0.8
		109,382,982	62.0

	Total Common Stock
	(Cost $181,590,817)	175,360,807	99.4

EXCHANGE-TRADED FUNDS: 0.0%
289	iShares MSCI EAFE ETF	17,236	0.0
126	SPDR S&P 500 ETF Trust	38,344	0.0

	Total Exchange-Traded Funds
	(Cost $61,155)	55,580	0.0

	Total Investments in Securities (Cost $181,651,972)	$ 175,416,387	99.4
	Assets in Excess of Other Liabilities	1,099,578	0.6
	Net Assets	$ 176,515,965	100.0

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Information Technology	24.3%
Health Care	16.3
Financials	10.9
Consumer Staples	10.9
Industrials	10.3
Communication Services	6.5
Consumer Discretionary	5.5
Utilities	5.3
Materials	4.8
Real Estate	2.6
Energy	2.0
Exchange-Traded Funds	0.0
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,531,237	$–	$5,531,237
Belgium	–	1,161,826	–	1,161,826
Canada	7,642,190	–	–	7,642,190
China	–	540,790	–	540,790
Denmark	–	2,813,188	–	2,813,188
Finland	–	1,410,210	–	1,410,210
France	–	2,350,290	–	2,350,290
Germany	–	1,710,789	–	1,710,789
Guernsey	1,368,039	–	–	1,368,039
Hong Kong	–	2,391,071	–	2,391,071
Ireland	1,960,559	–	–	1,960,559
Israel	–	437,376	–	437,376
Italy	–	1,239,765	–	1,239,765
Japan	–	15,273,660	–	15,273,660
Netherlands	–	3,260,589	–	3,260,589
New Zealand	–	226,050	–	226,050
Norway	–	343,004	–	343,004
Singapore	–	980,644	–	980,644
Spain	488,260	2,283,860	–	2,772,120
Sweden	–	510,970	–	510,970
Switzerland	–	5,644,801	–	5,644,801
United Kingdom	–	6,408,657	–	6,408,657
United States	109,382,982	–	–	109,382,982
Total Common Stock	120,842,030	54,518,777	–	175,360,807
Exchange-Traded Funds	55,580	–	–	55,580
Total Investments, at fair value	$120,897,610	$54,518,777	$–	$175,416,387
Other Financial Instruments+
Forward Foreign Currency Contracts	–	148,851	–	148,851
Total Assets	$120,897,610	$54,667,628	$–	$175,565,238
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(477,989)	$–	$(477,989)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Written Options	$–	$(4,720,234)	$–	$(4,720,234)
Total Liabilities	$–	$(5,198,223)	$–	$(5,198,223)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,471,372	CHF 5,200,000	Morgan Stanley & Co. International PLC	06/30/20	$60,537
USD 13,943,665	JPY 1,500,000,000	Morgan Stanley & Co. International PLC	06/30/20	29,114
USD 4,689,588	AUD 7,600,000	State Street Bank and Trust Co.	06/30/20	(376,327)
USD 6,331,584	GBP 5,100,000	State Street Bank and Trust Co.	06/30/20	32,311
USD 12,688,679	EUR 11,400,000	The Bank of New York Mellon	06/30/20	26,889
USD 5,854,082	CAD 8,200,000	The Bank of New York Mellon	06/30/20	(101,662)
				$(329,138)

At May 31, 2020, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas	Call	07/02/20	EUR	2,934.520	2,409	EUR	7,347,932	$196,887	$(457,881)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	07/02/20	GBP	6,053.210	1,485	GBP	9,023,751	275,251	(394,232)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	Call	06/05/20	JPY	19,647.240	47,969	JPY	1,049,460,506	282,170	(995,358)
S&P 500® Index	UBS AG	Call	06/05/20	USD	2,868.350	6,794	USD	20,683,042	625,906	(1,238,603)
S&P 500® Index	UBS AG	Call	06/19/20	USD	2,959.100	10,240	USD	31,173,734	786,031	(1,255,558)
S&P 500® Index	Barclays Bank PLC	Call	07/02/20	USD	2,985.000	3,045	USD	9,269,924	240,373	(378,602)
									$2,406,618	$(4,720,234)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $178,819,227.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$14,931,162
Gross Unrealized Depreciation	(23,275,235)
Net Unrealized Depreciation	$(8,344,073)